Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Acquisition of TMDF	$ 1,129
Impairment of goodwill in relation to TMDF	(1,129)
Balance as of December 31, 2024		$ 1,129